Investment Objectives and Goals - AMERICAN FUNDS INFLATION LINKED BOND FUND	Jan. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	American Funds Inflation Linked Bond Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide inflation protection and income consistent with investment in inflation-linked securities.